Income Taxes (Significant Components Of Deferred Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ 62,314	$ 47,147	$ 43,704
Deferred ITC, net	(868)	(868)	(868)
Total deferred income tax expense	61,446	46,279	42,836
Property-Related Items [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	51,710	43,420	46,201
Purchased Gas Cost Adjustments [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	(92)	(315)	(4,167)
Employee Benefits [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	11,766	8,753	(452)
All Other Deferred [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ (1,070)	$ (4,711)	$ 2,122